PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total

Gross carrying amount:
Balance at December 31, 2024	$8,567	$17,574	$14,744	$13,815	$54,700
Acquisitions through business combinations	104	—	8,898	2,852	11,854
Additions, net of disposals	583	1,365	804	2,343	5,095
Assets held by subsidiaries disposed during the period	(1)	(807)	(1)	(5)	(814)
Non-cash additions (disposals)	—	117	27	79	223
Assets reclassified as held for sale	—	(736)	—	—	(736)
Net foreign currency exchange differences	440	332	710	(463)	1,019
Balance at December 31, 2025	$9,693	$17,845	$25,182	$18,621	$71,341
Additions, net of disposals (1)	310	1,384	356	605	2,655
Assets reclassified as held for sale (3)	—	(988)	(312)	—	(1,300)
Non-cash (disposals) additions	(24)	(15)	(81)	(87)	(207)
Assets held by subsidiaries disposed during the period	—	(24)	—	(2,300)	(2,324)
Net foreign currency exchange differences	(157)	58	(497)	(484)	(1,080)
Balance at June 30, 2026	$9,822	$18,260	$24,648	$16,355	$69,085

Accumulated depreciation:
Balance at December 31, 2024	$(2,068)	$(3,284)	$(1,946)	$(1,962)	$(9,260)
Depreciation expense	(429)	(897)	(781)	(1,007)	(3,114)
Disposals	48	24	1	3	76
Assets reclassified as held for sale	—	268	—	—	268
Assets held by subsidiaries disposed during the period	1	363	—	2	366
Non-cash disposals	43	34	29	57	163
Net foreign currency exchange differences	(87)	(145)	(106)	84	(254)
Balance at December 31, 2025	$(2,492)	$(3,637)	$(2,803)	$(2,823)	$(11,755)
Depreciation expense	(224)	(401)	(498)	(550)	(1,673)
Disposals	22	15	1	66	104
Assets reclassified as held for sale (3)	—	282	58	—	340
Assets held by subsidiaries disposed during the period	—	18	—	42	60
Non-cash disposals	24	38	19	40	121
Net foreign currency exchange differences	48	(29)	79	102	200
Balance at June 30, 2026	$(2,622)	$(3,714)	$(3,144)	$(3,123)	$(12,603)

Accumulated fair value adjustments:
Balance at December 31, 2024	$1,969	$1,393	$2,033	$12	$5,407
Fair value adjustments	198	2	1,603	—	1,803
Net foreign currency exchange differences	171	90	16	—	277
Assets held by subsidiaries disposed during the period	$—	$(276)	$—	$—	$(276)
Balance at December 31, 2025	$2,338	$1,209	$3,652	$12	$7,211
Net foreign currency exchange differences	(12)	37	(24)	(2)	(1)
Balance at June 30, 2026	$2,326	$1,246	$3,628	$10	$7,210

Net book value:
December 31, 2025	$9,539	$15,417	$26,031	$15,810	$66,797
June 30, 2026(2)	$9,526	$15,792	$25,132	$13,242	$63,692
1.On January 1, 2026, our partnership acquired a North American railcar leasing platform through a joint venture with GATX Corporation for approximately $1.1 billion, which was principally comprised of approximately $1.0 billion of property, plant and equipment. The transaction did not meet IFRS 3 Business Combination criteria and was treated as an asset purchase.
2.Includes right-of-use assets of $270 million in our utilities segment, $702 million in our transport segment, $297 million in our midstream segment and $2,817 million in our data segment. Current lease liabilities of $586 million have been included in accounts payable and other and non-current lease liabilities of $3,719 million have been included in other liabilities in the Consolidated Statements of Financial Position.
3.See Note 4, Assets and Liabilities Classified as Held for Sale, for additional information.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2025. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. The partnership’s right-of-use assets recorded as property, plant, and equipment are measured using the cost model. Assets under development are revalued where fair value could be reliably measured.